As filed with the Securities and Exchange Commission on August 22, 2005

                                                             File No. 333-126374

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.
                                                  --------
                         Post-Effective Amendment No. 2
                                                     ---

                        (Check appropriate box or boxes)


                             PIONEER SERIES TRUST II

               (Exact Name of Registrant as Specified in Charter)


                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:  David C. Phelan, Esq.
            Wilmer Cutler Pickering Hale and Dorr LLP
            60 State Street
            Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

The Registration Statement on Form N-14 (File No. 333-126374) for Pioneer Series Trust II, as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001145443-05-001514) is hereby incorporated by reference into this filing.

PIONEER GROWTH OPPORTUNITIES FUND
PRO FORMA
Schedule of Investments (a)
December 31, 2004
(Unaudited)


   Pioneer                                                                                     Pioneer
    Growth                                                                                      Growth      AmSouth
Opportunities   AmSouth                                                            % of     Opportunities  Small Cap      Pro Forma
     Fund      Small Cap  Pro Forma                                             Pro Forma        Fund         Fund        Combined
     Fund        Fund     Combined                                               Combined       Market       Market        Market
    Shares      Shares     Shares                                               Net Assets      Value        Value          Value
    ------      ------     ------                                               ----------      -----        -----          -----
                                    COMMON STOCKS                                 93.95%
                                    Energy                                         6.81%
                                    Coal & Consumable Fuels                        0.16%
                44,800    44,800    Headwaters, Inc.                                       $             $  1,276,800  $  1,276,800
                                                                                           -----------------------------------------

                                    Oil & Gas Drilling                             1.00%
   259,000               259,000    Pride International, Inc. *                            $  5,319,860  $             $  5,319,860
    67,900                67,900    Tidewater, Inc.                                           2,417,918                   2,417,918
                                                                                           -----------------------------------------
                                                                                           $  7,737,778  $             $  7,737,778
                                                                                           -----------------------------------------
                                    Oil & Gas Equipment & Services                 1.63%
               129,100   129,100    Cal Dive International, Inc.                           $             $  5,260,825  $  5,260,825
   166,500               166,500    FMC Technologies, Inc. *                                  5,361,300                   5,361,300
                32,500    32,500    Oil States International, Inc.                                            626,925       626,925
                89,600    89,600    Superior Energy Services, Inc.                                          1,380,736     1,380,736
                                                                                           -----------------------------------------
                                                                                           $  5,361,300  $  7,268,486  $ 12,629,786
                                                                                           -----------------------------------------
                                    Oil & Gas Exploration & Production             2.62%
               218,300   218,300    Energy Partners, Ltd.                                  $             $  4,424,941  $  4,424,941
   193,200               193,200    Forest Oil Corp. *                                        6,128,304                   6,128,304
   132,900               132,900    Newfield Exploration Co. *                                7,847,745                   7,847,745
                70,000    70,000    Remington Oil & Gas Corp.                                               1,907,500     1,907,500
                                                                                           -----------------------------------------
                                                                                           $ 13,976,049  $  6,332,441  $ 20,308,490
                                                                                           -----------------------------------------
                                    Oil & Gas Refining & Marketing                 0.36%
                87,500    87,500    Tesoro Petroleum Corp.                                 $             $  2,787,750  $  2,787,750
                                                                                           -----------------------------------------

                                    Oil & Gas Storage & Transportation             1.05%
                77,800    77,800    Energen Corp.                                          $             $  4,586,310  $  4,586,310
                64,100    64,100    Overseas Shipholding Group, Inc.                                        3,538,320     3,538,320
                                                                                           -----------------------------------------
                                                                                           $             $  8,124,630  $  8,124,630
                                                                                           -----------------------------------------
                                    Total Energy                                           $ 27,075,127  $ 25,790,107  $ 52,865,234
                                                                                           -----------------------------------------

                                    Materials                                      3.48%
                                    Construction Materials                         2.25%
   223,900               223,900    Florida Rock Industries, Inc.                          $ 13,328,767  $             $ 13,328,767
               127,700   127,700    Hughes Supply, Inc.                                                     4,131,095     4,131,095
                                                                                           -----------------------------------------
                                                                                           $ 13,328,767  $  4,131,095  $ 17,459,862
                                                                                           -----------------------------------------
                                    Paper Products                                 0.35%
               148,700   148,700    Longview Fibre Co.                                     $             $  2,697,418  $  2,697,418
                                                                                           -----------------------------------------

                                    Specialty Chemicals                            0.38%
   530,000               530,000    Omnova Solutions, Inc. *                               $  2,978,600  $             $  2,978,600
                                                                                           -----------------------------------------

                                    Steel                                          0.49%
                65,700    65,700    Carpenter Technology Corp.                             $             $  3,840,822  $  3,840,822
                                                                                           -----------------------------------------
                                    Total Materials                                        $ 16,307,367  $ 10,669,335  $ 26,976,702
                                                                                           -----------------------------------------

                                    Capital Goods                                  7.66%
                                    Aerospace & Defense                            3.50%
   119,700               119,700    Alliant Techsystems, Inc. *                            $  7,825,986  $             $  7,825,986
               108,300   108,300    Armor Holdings, Inc.                                                    5,092,266     5,092,266
               219,500   219,500    Aviall, Inc.                                                            5,041,915     5,041,915
               171,600   171,600    Teledyne Technologies, Inc.                                             5,050,188     5,050,188
                87,500    87,500    United Defense Industries, Inc.                                         4,134,375     4,134,375
                                                                                           -----------------------------------------
                                                                                           $  7,825,986  $ 19,318,744  $ 27,144,730
                                                                                           -----------------------------------------
                                    Building Products                              0.48%
                98,600    98,600    NCI Building Systems, Inc.                             $             $  3,697,500  $  3,697,500
                                                                                           -----------------------------------------

                                    Construction & Engineering                     0.53%
               135,900   135,900    Dycom Industries, Inc.                                 $             $  4,147,668  $  4,147,668
                                                                                           -----------------------------------------

                                    Industrial Conglomerates                       1.46%
   259,400               259,400    Pentair, Inc.                                          $ 11,299,464  $             $ 11,299,464
                                                                                           -----------------------------------------

                                    Industrial Machinery                           1.69%
   289,400               289,400    AGCO Corp. *                                           $  6,334,966  $             $  6,334,966
                88,800    88,800    Joy Global, Inc.                                                        3,856,584     3,856,584
                69,400    69,400    Rofin-Sinar Technologies, Inc.                                          2,946,030     2,946,030
                                                                                           -----------------------------------------
                                                                                           $  6,334,966  $  6,802,614  $ 13,137,580
                                                                                           -----------------------------------------
                                    Total Capital Goods                                    $ 25,460,416  $ 33,966,526  $ 59,426,942
                                                                                           -----------------------------------------

                                    Commercial Services & Supplies                 5.80%
                                    Commercial Printing                            0.44%
    97,650                97,650    R.R. Donnelly & Sons Co.                               $  3,446,069  $             $  3,446,069
                                                                                           -----------------------------------------

                                    Diversified Commercial Services                3.47%
               138,300   138,300    Catalina Marketing Corp.                               $             $  4,097,829  $  4,097,829
   151,900               151,900    Concorde Career Colleges, Inc. *                          3,083,570                   3,083,570
               226,400   226,400    DiamondCluster International, Inc.                                      3,244,312     3,244,312
                28,500    28,500    iPayment Holdings, Inc.                                                 1,411,320     1,411,320
               151,800   151,800    Navigant Consulting, Inc.                                               4,037,880     4,037,880
   408,674               408,674    NCO Group, Inc. *                                        10,564,223                  10,564,223
    58,000                58,000    Rent-Way, Inc. *                                            464,580                     464,580
                                                                                           -----------------------------------------
                                                                                           $ 14,112,373  $ 12,791,341  $ 26,903,714
                                                                                           -----------------------------------------
                                    Employment Services                            1.89%
               304,600   304,600    Labor Ready, Inc.                                      $             $  5,153,832  $  5,153,832
   281,800               281,800    Monster Worldwide, Inc. *                                 9,479,752                   9,479,752
                                                                                           -----------------------------------------
                                                                                           $  9,479,752  $  5,153,832  $ 14,633,584
                                                                                           -----------------------------------------
                                    Total Commercial Services & Supplies                   $ 27,038,194  $ 17,945,173  $ 44,983,367
                                                                                           -----------------------------------------

                                    Consumer Services                              1.79%
                                    Hotels, Resorts & Cruise Lines                 0.27%
                36,300    36,300    Choice Hotels International, Inc.                      $             $  2,105,400  $  2,105,400
                                                                                           -----------------------------------------

                                    Leisure Facilities                             0.82%
               105,300   105,300    Penn National Gaming, Inc.                             $             $  6,375,915  $  6,375,915
                                                                                           -----------------------------------------

                                    Restaurants                                    0.39%
                75,000    75,000    CEC Entertainment, Inc.                                $             $  2,997,750  $  2,997,750
                                                                                           -----------------------------------------

                                    Specialized Consumer Services                  0.31%
                38,000    38,000    SRA International, Inc. (Class A)                      $             $  2,439,600  $  2,439,600
                                                                                           -----------------------------------------
                                    Total Consumer Services                                $             $ 13,918,665  $ 13,918,665
                                                                                           -----------------------------------------

                                    Transportation                                 3.88%
                                    Marine Ports & Services                        0.36%
                62,800    62,800    Kirby Corp.                                            $             $  2,787,064  $  2,787,064
                                                                                           -----------------------------------------

                                    Railroads                                      0.34%
                37,000    37,000    Cooper Cos., Inc.                                      $             $  2,611,830  $  2,611,830
                                                                                           -----------------------------------------

                                    Trucking                                       3.18%
               120,100   120,100    Forward Air Corp.                                      $             $  5,368,470  $  5,368,470
   375,525               375,525    Old Dominion Freight Line, Inc. *                        13,068,270                  13,068,270
               168,500   168,500    Overnite Corp.                                                          6,274,940     6,274,940
                                                                                           -----------------------------------------
                                                                                           $ 13,068,270  $ 11,643,410  $ 24,711,680
                                                                                           -----------------------------------------
                                    Total Transportation                                   $ 13,068,270  $ 17,042,304  $ 30,110,574
                                                                                           -----------------------------------------

                                    Automobiles & Components                       0.23%
                                    Automobile Manufacturers                       0.23%
                37,200    37,200    A.S.V., Inc.                                           $             $  1,781,880  $  1,781,880
                                                                                           -----------------------------------------
                                    Total Automobiles & Components                         $             $  1,781,880  $  1,781,880
                                                                                           -----------------------------------------

                                    Consumer Durables & Apparel                    5.39%
                                    Apparel, Accessories & Luxury Goods            0.26%
                29,500    29,500    American Eagle Outfitters                              $             $  1,389,450  $  1,389,450
   428,813               428,813    Harold's Stores, Inc. *  +                                  617,491                     617,491
                                                                                           -----------------------------------------
                                                                                           $    617,491  $  1,389,450  $  2,006,941
                                                                                           -----------------------------------------
                                    Footwear                                       1.09%
   135,600               135,600    The Timberland Co. *                                   $  8,498,052  $             $  8,498,052
                                                                                           -----------------------------------------

                                    Homebuilding                                   4.04%
   830,000               830,000    Champion Enterprises, Inc. *                           $  9,810,600  $             $  9,810,600
   101,200               101,200    Meritage Corp. *                                         11,405,240                  11,405,240
   157,800               157,800    Standard-Pacific Corp.                                   10,121,292                  10,121,292
                                                                                           -----------------------------------------
                                                                                           $ 31,337,132  $             $ 31,337,132
                                                                                           -----------------------------------------
                                    Total Consumer Durables & Apparel                      $ 40,452,675  $  1,389,450  $ 41,842,125
                                                                                           -----------------------------------------

                                    Hotels, Restaurants & Leisure                  3.31%
                                    Casinos & Gaming                               3.31%
   480,200               480,200    Scientific Games Corp. *                               $ 11,447,968  $             $ 11,447,968
   260,500               260,500    Station Casinos, Inc.                                    14,244,140                  14,244,140
                                                                                           -----------------------------------------
                                    Total Hotels, Restaurants & Leisure                    $ 25,692,108  $             $ 25,692,108
                                                                                           -----------------------------------------

                                    Retailing                                      5.15%
                                    Apparel Retail                                 1.84%
                21,600    21,600    Aeropostale, Inc.                                      $             $    635,688  $    635,688
                95,300    95,300    Deckers Outdoor Corp.                                                   4,478,147     4,478,147
               121,800   121,800    Genesco, Inc.                                                           3,792,852     3,792,852
   220,600               220,600    Steven Madden, Ltd. *                                     4,160,516                   4,160,516
                38,700    38,700    The Men's Wearhouse, Inc.                                               1,236,852     1,236,852
                                                                                           -----------------------------------------
                                                                                           $  4,160,516  $ 10,143,539  $ 14,304,055
                                                                                           -----------------------------------------

                                    Catalog Retail                                 0.73%
               183,100   183,100    Coldwater Creek, Inc.                                  $             $  5,652,297  $  5,652,297
                                                                                           -----------------------------------------

                                    General Merchandise Stores                     0.27%
                68,600    68,600    The Pantry, Inc.                                       $             $  2,064,174  $  2,064,174
                                                                                           -----------------------------------------

                                    Home Improvement Retail                        0.89%
    94,100                94,100    Scotts Co. *                                           $  6,918,232  $             $  6,918,232
                                                                                           -----------------------------------------

                                    Specialty Stores                               1.42%
               101,900   101,900    Guitar Center, Inc.                                    $             $  5,369,111  $  5,369,111
   228,000               228,000    West Marine, Inc. *                                       5,643,000                   5,643,000
                                                                                           -----------------------------------------
                                                                                           $  5,643,000  $  5,369,111  $ 11,012,111
                                                                                           -----------------------------------------
                                    Total Retailing                                        $ 16,721,748  $ 23,229,121  $ 39,950,869
                                                                                           -----------------------------------------

                                    Food & Drug Retailing                          1.58%
                                    Food Retail                                    1.58%
   328,000               328,000    Casey's General Stores, Inc.                           $  5,953,200  $             $  5,953,200
   212,600               212,600    Fresh Del Monte Produce, Inc.                             6,295,086                   6,295,086
                                                                                           -----------------------------------------
                                    Total Food & Drug Retailing                            $ 12,248,286  $             $ 12,248,286
                                                                                           -----------------------------------------

                                    Food, Beverage & Tobacco                       0.57%
                                    Soft Drinks                                    0.57%
    78,100                78,100    Coca-Cola Bottling Co.                                 $  4,456,385  $             $  4,456,385
                                                                                           -----------------------------------------
                                    Total Food, Beverage & Tobacco                         $  4,456,385  $             $  4,456,385
                                                                                           -----------------------------------------

                                    Household & Personal Products                  2.80%
                                    Household Products                             1.13%
   346,100               346,100    Nu Skin Enterprises, Inc.                              $  8,784,018  $             $  8,784,018
                                                                                           -----------------------------------------

                                    Personal Products                              1.67%
               143,800   143,800    Chattem, Inc.                                          $             $  4,759,780  $  4,759,780
                83,700    83,700    Elizabeth Arden, Inc.                                                   1,987,038     1,987,038
   162,600               162,600    NBTY, Inc. *                                              3,904,026                   3,904,026
                47,300    47,300    Ocular Sciences, Inc.                                                   2,318,173     2,318,173
                                                                                           -----------------------------------------
                                                                                           $  3,904,026  $  9,064,991  $ 12,969,017
                                                                                           -----------------------------------------
                                    Total Household & Personal Products                    $ 12,688,044  $  9,064,991  $ 21,753,035
                                                                                           -----------------------------------------

                                    Health Care Equipment & Services               9.02%
                                    Health Care Distributors                       0.01%
    15,400                15,400    American Medical Alert Corp. *                         $     79,002  $             $     79,002
                                                                                           -----------------------------------------

                                    Health Care Equipment                          3.39%
                78,800    78,800    American Medical Systems Holdings, Inc.                $             $  3,294,628  $  3,294,628
                58,324    58,324    Charles River Laboratories
                                      International, Inc.                                     2,683,487     2,683,487
   429,200               429,200    Conceptus, Inc. *                                         3,482,958                   3,482,958
   452,300               452,300    PolyMedica Corp.                                         16,866,267                  16,866,267
                                                                                           -----------------------------------------
                                                                                           $ 20,349,225  $  5,978,115  $ 26,327,340
                                                                                           -----------------------------------------
                                    Health Care Services                           4.59%
                59,600    59,600    Amedisys, Inc.                                         $             $  1,930,444  $  1,930,444
   497,600               497,600    American Healthways, Inc. *                              16,440,704                  16,440,704
               264,500   264,500    Healthextras, Inc.                                                      4,311,350     4,311,350
   219,222      73,400   292,622    Matria Healthcare, Inc. *                                 8,565,004     2,867,738    11,432,742
                66,100    66,100    Province Healthcare Co.                                                 1,477,335     1,477,335
                                                                                           -----------------------------------------
                                                                                           $ 25,005,708  $ 10,586,867  $ 35,592,575
                                                                                           -----------------------------------------

                                    Health Care Supplies                           0.49%
               147,200   147,200    Palomar Medical Technologies, Inc.                     $             $  3,837,504  $  3,837,504
                                                                                           -----------------------------------------

                                    Managed Health Care                            0.54%
                76,200    76,200    Sierra Health Services, Inc.                           $             $  4,199,382  $  4,199,382
                                                                                           -----------------------------------------
                                    Total Health Care Equipment & Services                 $ 45,433,935  $ 24,601,868  $ 70,035,803
                                                                                           -----------------------------------------

                                    Pharmaceuticals & Biotechnology                2.94%
                                    Biotechnology                                  2.37%
   268,300               268,300    Connetics Corp. *                                      $  6,517,007  $             $  6,517,007
   536,773               536,773    Serologicals Corp. *                                     11,873,419                  11,873,419
                                                                                           -----------------------------------------
                                                                                           $ 18,390,426  $             $ 18,390,426
                                                                                           -----------------------------------------
                                    Pharmaceuticals                                0.57%
               194,300   194,300    First Horizon Pharmaceuticals Corp.                    $             $  4,447,527  $  4,447,527
                                                                                           -----------------------------------------
                                    Total Pharmaceuticals & Biotechnology                  $ 18,390,426  $  4,447,527  $ 22,837,953
                                                                                           -----------------------------------------

                                    Banks                                          7.35%
                                    Diversified Banks                              2.21%
                53,500    53,500    Commercial Capital Bank                                $             $  1,240,130  $  1,240,130
   323,603               323,603    Doral Financial Corp.                                    15,937,448                  15,937,448
                                                                                           -----------------------------------------
                                                                                           $ 15,937,448  $  1,240,130  $ 17,177,578
                                                                                           -----------------------------------------
                                    Regional Banks                                 3.05%
   339,018               339,018    Fulton Financial Corp.                                 $  7,902,510  $             $  7,902,510
   159,200               159,200    United Bankshares, Inc.                                   6,073,480                   6,073,480
   166,200               166,200    Westamerica Bancorporation                                9,691,122                   9,691,122
                                                                                           -----------------------------------------
                                                                                           $ 23,667,112  $             $ 23,667,112
                                                                                           -----------------------------------------
                                    Thrifts & Mortgage Finance                     2.09%
   707,574               707,574    W Holding Company, Inc.                                $ 16,231,748  $             $ 16,231,748
                                                                                           -----------------------------------------
                                    Total Banks                                            $ 55,836,308  $  1,240,130  $ 57,076,438
                                                                                           -----------------------------------------

                                    Diversified Financials                         1.60%
                                    Consumer Finance                               0.45%
               116,200   116,200    Cash America International, Inc.                       $             $  3,454,626  $  3,454,626
                                                                                           -----------------------------------------

                                    Diversified Financial Services                 1.16%
   132,600               132,600    Affiliated Managers Group, Inc. *                      $  8,982,324  $             $  8,982,324
                                                                                           -----------------------------------------
                                    Total Diversified Financials                           $  8,982,324  $  3,454,626  $ 12,436,950
                                                                                           -----------------------------------------

                                    Insurance                                      4.02%
                                    Life & Health Insurance                        1.63%
   153,500               153,500    Stancorp Financial Group, Inc.                         $ 12,663,750  $             $ 12,663,750
                                                                                           -----------------------------------------

                                    Property & Casualty Insurance                  1.26%
               138,600   138,600    Ohio Casualty Corp.                                    $             $  3,216,906  $  3,216,906
                74,600    74,600    Proassurance Corp.                                                      2,917,606     2,917,606
                82,900    82,900    Selective Insurance Group, Inc.                                         3,667,496     3,667,496
                                                                                           -----------------------------------------
                                                                                           $             $  9,802,008  $  9,802,008
                                                                                           -----------------------------------------
                                    Reinsurance                                    1.13%
   337,200               337,200    Scottish RE Group, Ltd.                                $  8,733,480  $             $  8,733,480
                                                                                           -----------------------------------------
                                    Total Insurance                                        $ 21,397,230  $  9,802,008  $ 31,199,238
                                                                                           -----------------------------------------

                                    Real Estate                                    2.45%
                                    Real Estate Investment Trusts                  2.45%
   149,800               149,800    Alexandria Real Estate Equities, Inc.                  $ 11,148,115  $             $ 11,148,115
   122,700               122,700    New Century Financial Corp.                               7,841,757                   7,841,757
                                                                                           -----------------------------------------
                                    Total Real Estate                                      $ 18,989,872  $             $ 18,989,872
                                                                                           -----------------------------------------

                                    Software & Services                           10.91%
                                    Application Software                           0.74%
                51,000    51,000    Macrovision Corp.                                      $             $  1,311,720  $  1,311,720
               255,200   255,200    SeaChange International, Inc.                                           4,450,688     4,450,688
                                                                                           -----------------------------------------
                                                                                           $             $  5,762,408  $  5,762,408
                                                                                           -----------------------------------------
                   Data Processing & Outsourced Services 2.47%
               111,700   111,700    Digital River, Inc.                                    $             $  4,647,837  $  4,647,837
                55,000    55,000    FileNet Corp.                                                           1,416,800     1,416,800
   428,820               428,820    Iron Mountain, Inc. *                                    13,074,722                  13,074,722
                                                                                           -----------------------------------------
                                                                                           $ 13,074,722  $  6,064,637  $ 19,139,359
                                                                                           -----------------------------------------
                                    Home Entertainment Software                    1.16%
   391,300               391,300    THQ, Inc. *                                            $  8,976,422  $             $  8,976,422
                                                                                           -----------------------------------------

                                    Internet Software & Services                   4.67%
               267,400   267,400    Earthlink, Inc.                                        $             $  3,080,448  $  3,080,448
               103,200   103,200    InfoSpace, Inc.                                                         4,907,160     4,907,160
                98,600    98,600    Internet Security, Inc.                                                 2,292,450     2,292,450
               135,800   135,800    j2 Global Communications, Inc.                                          4,685,100     4,685,100
               171,900   171,900    RSA Security, Inc.                                                      3,448,314     3,448,314
   247,800     104,100   351,900    Websense, Inc. *                                         12,568,416     5,279,952    17,848,368
                                                                                           -----------------------------------------
                                                                                           $ 12,568,416  $ 23,693,424  $ 36,261,840
                                                                                           -----------------------------------------
                                    Systems Software                               1.87%
               155,000   155,000    Ansys, Inc.                                            $             $  4,969,300  $  4,969,300
   992,508               992,508    Ciber, Inc. *                                             9,567,777                   9,567,777
                                                                                           -----------------------------------------
                                                                                           $  9,567,777  $  4,969,300  $ 14,537,077
                                                                                           -----------------------------------------
                                    Total Software & Services                              $ 44,187,337  $ 40,489,769  $ 84,677,106
                                                                                           -----------------------------------------

                                    Technology Hardware & Equipment                6.64%
                                    Communications Equipment                       0.44%
                19,000    19,000    Plantronic, Inc.                                       $             $    787,930  $    787,930
               145,100   145,100    Netgear, Inc.                                                           2,639,369     2,639,369
                                                                                           -----------------------------------------
                                                                                           $             $  3,427,299  $  3,427,299
                                                                                           -----------------------------------------
                                    Computer Storage & Peripherals                 2.93%
   222,128      52,100   274,228    Micros Systems, Inc. *                                 $ 17,339,312  $  4,066,926  $ 21,406,238
                43,100    43,100    Synaptics, Inc.                                                         1,317,998     1,317,998
                                                                                           -----------------------------------------
                                                                                           $ 17,339,312  $  5,384,924  $ 22,724,236
                                                                                           -----------------------------------------
                                    Electronic Equipment Manufacturers 0.05%
                13,600    13,600    BEI Technologies, Inc.                                 $             $    419,968  $    419,968
                                                                                           -----------------------------------------

                                    Technology Distributors                        3.21%
                42,200    42,200    Anixter International, Inc.                            $             $  1,518,778  $  1,518,778
   221,900      84,400   306,300    DRS Technologies, Inc. *                                  9,477,349     3,604,724    13,082,073
   342,500               342,500    Tektronix, Inc.                                          10,346,925                  10,346,925
                                                                                           -----------------------------------------
                                                                                           $ 19,824,274  $  5,123,502  $ 24,947,776
                                                                                           -----------------------------------------
                                    Total Technology Hardware & Equipment                  $ 37,163,586  $ 14,355,693  $ 51,519,279
                                                                                           -----------------------------------------

                                    Semiconductors                                 0.30%
                                    Semiconductors                                 0.30%
   103,800               103,800    DSP Group, Inc. *                                      $  2,317,854  $             $  2,317,854
                                                                                           -----------------------------------------
                                    Total Semiconductors                                   $  2,317,854  $             $  2,317,854
                                                                                           -----------------------------------------

                                    Telecommunication Services                     0.27%
                                    Wireless Telecommunication Services 0.27%
               166,500   166,500    Alamosa Holdings, Inc.                                 $             $  2,076,255  $  2,076,255
                                                                                           -----------------------------------------
                                    Total Telecommunication Services                       $             $  2,076,255  $  2,076,255
                                                                                           -----------------------------------------
                                    TOTAL COMMON STOCKS                                    $473,907,492  $255,265,428  $729,172,920
                                                                                           -----------------------------------------

                                    RIGHTS/WARRANTS                                0.21%
                                    Health Care Equipment                          0.05%
    92,625                92,625    Endocare, Inc., Exp. 11/23/05 *                        $          -  $             $
   260,000               260,000    Lifepoint, Inc., Exp. 4/1/07 *                                    -
   156,000               156,000    Lifepoint, Inc., Exp. 7/21/07 *                                   -
    74,330                74,330    NCO Group, Exp. 9/28/06 *                                         -
   450,000               450,000    Photomedex, Inc., Exp. 6/13/07 *                            360,000                     360,000
   172,200               172,200    SpectRx, Inc., Exp. 6/4/06 *                                      -
                                                                                           -----------------------------------------
                                    Total Health Care Equipment                            $    360,000  $             $    360,000
                                                                                           -----------------------------------------

                                    Pharmaceuticals                                0.16%
   217,500               217,500    Nastech Pharmaceutical Co., Inc.,
                                      Exp. 3/22/06 *                                       $  1,251,169  $             $  1,251,169
                                                                                           -----------------------------------------
                                    TOTAL RIGHTS/WARRANTS                                  $  1,611,169  $             $  1,611,169
                                                                                           -----------------------------------------

                                    EXCHANGE TRADED FUNDS                          3.96%
    45,600                45,600    Russell 2000 Exchange Traded Fund                      $  5,905,200  $             $  5,905,200
    30,200                30,200    Russell 2000 Value Exchange Traded Fund                   5,827,392                   5,827,392
   138,800               138,800    Russell 2000 Growth Exchange Traded Fund                  9,339,852                   9,339,852
    90,300                90,300    S&P Small Cap 600/BARRA Growth Index
                                      Exchange Traded Fund                                    9,671,130                   9,671,130
                                                                                           -----------------------------------------
                                    TOTAL EXCHANGE TRADED FUNDS                            $ 30,743,574  $             $ 30,743,574
                                                                                           -----------------------------------------

                                    INVESTMENT COMPANY                             0.51%
             3,930,011 3,930,011    AmSouth Prime Fund                                     $             $  3,930,011  $  3,930,011
                                                                                           -----------------------------------------
                                    TOTAL INVESTMENT COMPANY                               $             $  3,930,011  $  3,930,011
                                                                                           -----------------------------------------

Principal   Principal  Principal
  Amount     Amount     Amount
                                    TEMPORARY CASH INVESTMENT                      0.63%
                                    Repurchase Agreement                           0.63%
$4,900,000            $4,900,000    UBS Warburg, Inc., 1.00%, dated 12/31/04,
                                    repurchase price of $4,900,000 plus
                                    accrued interest on 1/3/05 collateralized
                                    by $4,881,000 U.S. Treasury Note, 6.75%,
                                    5/15/05                                                $  4,900,000  $             $  4,900,000
                                                                                           -----------------------------------------
                                    TOTAL TEMPORARY CASH INVESTMENTS                       $  4,900,000  $             $  4,900,000
                                                                                           -----------------------------------------

                                    TOTAL INVESTMENTS IN SECURITIES               99.26%   $511,162,235  $259,195,439  $770,357,674
                                                                                           -----------------------------------------

                                    OTHER ASSETS AND LIABILITIES                   0.74%   $  5,821,381  $    -40,066  $  5,781,315
                                                                                           -----------------------------------------

                                    TOTAL NET ASSETS                             100.00%   $516,983,616  $259,155,373  $776,138,989
                                                                                           =========================================
                                    Investments at Cost                                    $293,408,830  $212,213,572  $505,622,402
                                                                                           =========================================

*    Non-income producing security

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consumation of the merger no securities would need to be sold in order for Pioneer Growth Opportunities Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

              The accompanying notes are an integral part of these
                         pro forma financial statements.

Pioneer Growth Opportunities Fund
Pro Forma Statement of Assets and Liabilities
December 31, 2004
(unaudited) (Amounts in Thousands, except for per share data)

                                                                     Pioneer
                                                                      Growth      AmSouth
                                                                  Opportunities  Small Cap      Pro Forma     Pro Forma
                                                                       Fund         Fund       Adjustments     Combined
                                                                  -------------  ---------     -----------    ---------
ASSETS:
    Investment in securities of unaffiliated issuers, at value
        (cost $289,327 and $208,284, respectively)                   $ 510,545   $ 255,265                    $ 765,810
    Investment in securities of affiliated issuers, at value
        (cost $4,082 and $3,930, respectively)                             617       3,930                        4,547
                                                                     ---------   ---------                    ---------
    Total Investment in securities, at value (Cost $293,409          $ 511,162   $ 259,195                    $ 770,357
        and $212,214, respectively)
    Cash                                                                 4,065           -                        4,065
    Receivables -
      Investment securities sold                                         2,892           -                        2,892
      Fund shares sold                                                     129           0                          129
      Dividends and interest                                               260          15                          275
      Due from Pioneer Investment Management, Inc.                           8           -                            8
    Other                                                                  155          48                          203
                                                                     ---------   ---------                    ---------
        Total assets                                                 $ 518,671   $ 259,258                    $ 777,929
                                                                     ---------   ---------                    ---------
LIABILITIES:
    Payables -
      Fund shares repurchased                                        $   1,267   $       0                    $   1,267
    Due to affiliates                                                      266          72                          338
    Accrued expenses                                                       154          31                          185
                                                                     ---------   ---------                    ---------
        Total liabilities                                            $   1,687   $     103                    $   1,790
                                                                     ---------   ---------                    ---------
NET ASSETS:
    Paid-in capital                                                  $ 441,117   $ 255,999                    $ 697,116
    Undistributed net investment income                                      -      (1,048)                      (1,048
    Accumulated net realized loss on investments                      (141,886)    (42,778)                    (184,664
    Net unrealized gain on investments                                 217,753      46,982                      264,735
                                                                     ---------   ---------                    ---------
        Total net assets                                             $ 516,984   $ 259,155                    $ 776,139
                                                                     =========   =========                    =========
OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
    Class A                                                              779.5       906.8       (619.9)(a)     1,066.4
                                                                     =========   =========                    =========
    Class I                                                                  -    25,916.6    (25,916.6)(a)
                                                                     =========   =========                    =========
    Class B                                                                0.4       311.6       (211.9)(a)       100.1
                                                                     =========   =========                    =========
    Class C                                                                0.4           -                          0.4
                                                                     =========   =========                    =========
    Investor Class                                                    16,287.7           -                     16,287.7
                                                                     =========   =========                    =========
    Class Y                                                                  -           -      8,314.2 (a)     8,314.2
                                                                     =========   =========                    =========
NET ASSET VALUE PER SHARE:
    Class A                                                          $   29.80   $    9.43                    $   29.80
                                                                     =========   =========                    =========
    Class I                                                          $       -   $    9.56                    $       -
                                                                     =========   =========                    =========
    Class B                                                          $   27.94   $    8.94                    $   27.94
                                                                     =========   =========                    =========
    Class C                                                          $   27.94   $       -                    $   27.94
                                                                     =========   =========                    =========
    Investor Class                                                   $   30.31   $       -                    $   30.31
                                                                     =========   =========                    =========
    Class Y                                                          $       -   $       -                    $   29.80
                                                                     =========   =========                    =========
MAXIMUM OFFERING PRICE:
    Class A                                                          $   31.62   $    9.98                    $   31.62
                                                                     =========   =========                    =========

(a) Class A, Class B and Class I shares of AmSouth Small Cap Fund are exchanged for Class A, B, and newly created Class Y shares of Pioneer Growth Opportunities Fund, to be established upon consummation of the merger. Initial per share values of Class Yshares shares are presumed to equal that of Class A shares.

Pioneer Growth Opportunities Fund
Pro Forma Statement of Operations
For the Year Ended December 31, 2004
(unaudited) (amounts in thousands)

                                                                               Pioneer
                                                                                Growth       AmSouth
                                                                            Opportunities     Small       Pro Forma    Pro Forma
                                                                                 Fund       Cap Fund     Adjustments    Combined
                                                                            -------------   --------     -----------   ---------
INVESTMENT INCOME:
    Dividends                                                                  $  3,453      $   612     $              $  4,065
    Interest                                                                         92           28                         120
    Income from securities loaned, net                                              270            0                         270
                                                                               --------      -------                    --------
           Total investment income                                             $  3,815      $   640     $              $  4,455
                                                                               --------      -------                    --------
EXPENSES:
    Management fees                                                            $  3,508      $ 2,629     $(1,157)(c)    $  4,980
    Transfer agent fees and expenses                                                              57         (57)(c)           -
      Class A                                                                       280            -          15 (c)         295
      Class B                                                                        41            -           9 (c)          50
      Class C                                                                         1            -                           1
      Investor Class                                                              1,233            -                       1,233
      Class Y                                                                                                 24 (c)          24
    Shareholder servicing fees                                                                                                 -
      Class A                                                                         -           20         (20)(c)           -
      Class B                                                                         -            7          (7)(c)           -
      Class I                                                                         -          321        (321)(c)           -
    Distribution fees                                                                                                          -
      Class A                                                                        62            -          20 (c)          82
      Class B                                                                        83           19           7 (c)         109
      Class C                                                                         2            -                           2
      Investor Class                                                                  -            -                           -
    Administrative expenses                                                         230          490        (438)(c)         282
    Custodian fees                                                                   44           62         (39)(c)          67
    Registration fees                                                                41            9                          50
    Professional fees                                                                50           45         (45)(a)          50
    Printing expense                                                                227           22                         249
    Fees and expenses of nonaffiliated trustees                                      12            9          (9)(a)          12
    Miscellaneous                                                                     6           24                          30
                                                                               --------      -------     -------        --------
        Total expenses                                                         $  5,820      $ 3,714     $(2,018)       $  7,516
        Less management fees waived by Advisor                                        0         (531)        531 (b)           -
        Less waiver of transfer agent fees and expenses
           Class A                                                                 (244)           -                        (244)
           Class B                                                                  (21)           -                         (21)
           Class C                                                                   (1)           -           -              (1)
                                                                               --------      -------     -------        --------
                                                                                   (266)           -           -            (266)
                                                                               --------      -------     -------        --------
        Net expenses                                                           $  5,554      $ 3,183     $(1,487)       $  7,250
                                                                               --------      -------     -------        --------
           Net investment income                                               $ (1,739)     $(2,543)    $ 1,487        $ (2,795)
                                                                               --------      -------     -------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments on unaffiliated issuers                   $ 22,340      $     0                    $ 22,340
    Net realized gain on investments on affiliated issuers                      (11,617)      33,457                      21,840
    Change in net unrealized gain on investments                                 94,970       13,215                     108,185
                                                                               --------      -------                    --------
      Net gain on investments                                                  $105,693      $46,672                    $152,365
                                                                               --------      -------     -------        --------
      Net increase in net assets resulting from operations                     $103,954      $44,129     $ 1,487        $149,569
                                                                               ========      =======     =======        ========

(a) Reflects reduction in expenses due to elimination of duplicate services.

(b) Expense limitation conformed to Pioneer Growth Opportunities Fund's management contract.

(c) Reflects change in fee structure to conform to Pioneer Growth Opportunities Fund's management, transfer agent, custody and distribution plan agreements.

Pioneer Growth Opportunities Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
12/31/04
(Unaudited)

1.   Description of the Fund

Pioneer Growth Opportunities Fund (the Fund), is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Safeco Growth Opportunities Fund, Inc. Safeco Growth Opportunities Fund transferred all of its net assets in exchange for the Fund's Investor Class on December 10, 2004 pursuant to an agreement and plan of reorganization (the `reorganization" which was approved by the shareholders of Safeco Growth Opportunities Fund on December 8, 2004). The fund had no assets or liabilities to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to achieve growth of capital.

The Trustees have authorized the issuance of four classes of shares of the Fund. After the merger, the Fund will offer five classes of shares - Class A, Class B, Class C, Investor Class and Class Y shares. Class Y shares are being offered as part of the acquisition. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Investor Class and Class Y shares.

2.   Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of AmSouth Small Cap Fund by the Fund, as if such acquisition had taken place as of January 1, 2004.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and AmSouth Small Cap Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of AmSouth Small Cap Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and AmSouth Small Cap Fund have been combined as of and for the most recent fiscal year ended December 31, 2004. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by the Advisors.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and AmSouth Small Cap Fund included in their annual reports to shareowners dated December 31, 2004 and July 31, 2004, respectively. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the merger took place on January 1, 2004.

3.   Security Valuation

Security transactions are recorded as of trade date. The net asset value of the fund is computed once daily, on each day the NYSE is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of December 31, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

4.   Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at December 31, 2004, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of AmSouth Small Cap Fund, as of December 31, 2004, divided by the net asset value per share of the Fund's shares as of December 31, 2004. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2004 (in thousands):

-----------------------------------------------------------------------------
                       Shares of        Additional Shares   Total Outstanding
                       The Fund          Assumed Issued            Shares
  Class of Shares   Pre-Combination     In Reorganization    Post-Combination
-----------------------------------------------------------------------------
Class A                       779.5                 286.9             1,066.4
-----------------------------------------------------------------------------
Class B                         0.4                  99.7               100.1
-----------------------------------------------------------------------------
Class C                         0.4                     -                 0.4
-----------------------------------------------------------------------------
Investor Class             16,287.7                     -            16,287.7
-----------------------------------------------------------------------------
Class Y                           -               8,314.2             8,314.2
-----------------------------------------------------------------------------

5.   Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

PIONEER TAX FREE MONEY MARKET FUND
PRO FORMA
Schedule of Investments (a)
December 31, 2004
(Unaudited)

               AmSouth                                                                                      AmSouth
Pioneer Tax  Tax Exempt      Pro                                                  % of       Pioneer Tax    Tax Exempt       Pro
Free Money      Money       Forma                                              Pro Forma     Free Money      Money          Forma
  Market     Market Fund   Combined                                             Combined       Market      Market Fund     Combined
   Fund         Fund                                                           Net Assets       Fund          Fund
Principal     Principal   Principal                                            ----------
  Amount       Amount       Amount
  ------       ------       ------
                                      MUNICIPAL BONDS                            98.1%         Market        Market         Market
                                      Government                                 98.1%         Value         Value          Value
                                                                                               -----         -----          -----
                                      Municipal  Development                     12.4%
1,835,000                1,835,000    Alaska Industrial Development and Export
                                      Authority, Floating Rate, 07/01/06                    $ 1,835,000  $             $   1,835,000
             1,500,000   1,500,000    Dickson County Tennesse Industrial
                                      Development Board Revenue, Floating Rate
                                      11/01/12                                                              1,500,000      1,500,000
             2,200,000   2,200,000    Fulton County Georgia Development
                                      Authority Revenue, Floating Rate 07/01/26                             2,200,000      2,200,000
             3,000,000   3,000,000    Hillsborough County Florida Industrial
                                      Development Authority Revenue, Floating
                                      Rate 10/01/24                                                         3,000,000      3,000,000
             2,150,000   2,150,000    Huron County Michigan economic
                                      Development Corp. Ltd. Obligation
                                      Revenue, Floating Rate 10/01/28                                       2,150,000      2,150,000
 910,000                  910,000     Illinois Development Finance Authority,
                                      Floating Rate,06/01/17                                    910,000                      910,000
             3,100,000   3,100,000    Illinois Development Finance Authority,
                                      Floating Rate, 05/01/28                                               3,100,000      3,100,000
             2,900,000   2,900,000    Loudoun County Virginia Industrial
                                      Development Authority Revenue, Floating
                                      Rate 02/15/38                                                         2,900,000      2,900,000
             2,760,000   2,760,000    Metro. Govt. Nashville & Davidson County
                                      Tennesse Industrial Develpoment Board
                                      Revenue, Floating Rate, 06/01/22                                      2,760,000      2,760,000
 290,000                  290,000     Montgomery County Maryland Industrial
                                      Development, Floating Rate, 04/01/14                      290,000                      290,000
 940,000                  940,000     Montgomery County Texas Industrial
                                      Development Corp., Floating Rate, 08/01/17                940,000                      940,000
 800,000                  800,000     Pima County Arizona Industrial Development
                                      Authority, Floating Rate, 12/01/22                        800,000                      800,000
                                                                                            -----------  ------------  -------------
                                                                                            $ 4,775,000  $ 17,610,000  $  22,385,000
                                                                                            -----------  ------------  -------------
                                      Municipal Facilities                        2.9%
1,000,000                1,000,000    Castle Rock Colorado Metropolitan
                                      District #7, Floating Rate, 12/01/30                  $ 1,000,000  $             $   1,000,000
1,000,000                1,000,000    Cherry Creek Colorado South Metropolitan
                                      District #1, Floating Rate, 12/15/33                    1,000,000                    1,000,000
 700,000                  700,000     Holland Creek Metropolitan District
                                      Colorado, Floating Rate, 06/01/41                         700,000                      700,000
1,500,000                1,500,000    Richland Washington Golf Enterprise
                                      Revenue, Floating Rate, 12/01/21                        1,500,000                    1,500,000
1,000,000                1,000,000    Wildgrass Metropolitan District Colorado,
                                      Floating Rate, 12/01/34                                 1,000,000                    1,000,000
                                                                                            -----------  ------------  -------------
                                                                                            $ 5,200,000  $             $   5,200,000
                                                                                            -----------  ------------  -------------
                                      Municipal  General                         28.6%
2,500,000                2,500,000    ABN Amro Munitops, Floating Rate, 02/06/08            $ 2,500,000  $             $   2,500,000
             2,700,000   2,700,000    Anderson County South Carolina School
                                      District #001, 2.00% 08/19/05                                         2,703,129      2,703,129
             2,500,000   2,500,000    Ashburham & Westminister Massachusetts
                                      Regional School District, 1.75% 01/28/05                              2,500,925      2,500,925
             2,880,000   2,880,000    Broward County Florida Parnership 2.0%
                                      06/17/04                                                              2,885,881      2,885,881
             2,885,000   2,885,000    California State Economic Recovery,
                                      Floating Rate 07/01/23                                                2,885,000      2,885,000
             2,700,000   2,700,000    Clarksville Tennesse Public Building
                                      Authority Revenue, Floating Rate 07/01/16                             2,700,000      2,700,000
1,000,000                1,000,000    Commerce City Colorado Northern,
                                      Floating Rate, 12/01/31                                 1,000,000                    1,000,000
             1,800,000   1,800,000    District of Columbia Revenue Var-Inst
                                      International Economics Issue, Floating
                                      Rate 06/01/25                                                         1,800,000      1,800,000
             4,230,000   4,230,000    Elmhurst Illinois Revenue Adj-Jt Comm
                                      Accredation, Floating Rate 07/01/18                                   4,230,000      4,230,000
              349,118     349,118     Goldman Sachs Finance Tax-Free Money
                                      Market Fund                                                             349,118        349,118
             1,005,000   1,005,000    Houston Texas Ref & Pub Imports-Series
                                      A 5.00% 03/01/05                                                      1,010,933      1,010,933

             3,000,000   3,000,000    Los Angeles California Tax & Revenue
                                      Anticipated Notes 3.0% 06/30/05                                       3,023,263      3,023,263
1,500,000                1,500,000    NBC Metropolitan District Colorado,
                                      Floating Rate, 12/01/30                                 1,500,000                    1,500,000
1,000,000                1,000,000    New York State Local Government
                                      Assistance Corp., Floating Rate, 04/01/21               1,000,000                    1,000,000
             5,000,000   5,000,000    New York State, NY F-3, Floating Rate,
                                      02/15/13                                                              5,000,000      5,000,000
             2,160,000   2,160,000    New York State, NY B-2, Floating Rate,
                                      08/15/20                                                              2,160,000      2,160,000
             2,000,000   2,000,000    New York State, NY E2, Floating Rate,
                                      08/01/20                                                              2,000,000      2,000,000
             1,400,000   1,400,000    New York State, NY A-7, Floating Rate,
                                      11/01/24                                                              1,400,000      1,400,000
             2,000,000   2,000,000    Salem Massachusetts Board Anticipated
                                      Notes, 1.50% 01/13/05                                                 2,000,291      2,000,291
             2,050,000   2,050,000    Sevier County Tennesse Public Building
                                      Authority, Floating Rate, 06/01/07                                    2,050,000      2,050,000
             4,000,000   4,000,000    Sumner County Tennesse, Floating Rate,
                                      06/01/05                                                              4,000,000      4,000,000
             3,000,000   3,000,000    Texas State Tax & Revenue Anticipated
                                      Notes, 3.00% 08/31/05                                                 3,028,154      3,028,154
                                                                                            -----------  ------------  -------------
                                                                                            $ 6,000,000  $ 45,726,694  $  51,726,694
                                                                                            -----------  ------------  -------------
                                      Municipal Higher Education                  1.1%
             2,000,000   2,000,000    Prudue University Industrial University
                                      Reveune, Floating Rate, 07/01/27                      $            $  2,000,000  $   2,000,000
                                                                                            -----------  ------------  -------------
                                                                                            $            $  2,000,000  $   2,000,000
                                                                                            -----------  ------------  -------------
                                      Municipal  Housing                          0.9%
 885,000                  885,000     Alaska State Housing Finance Corp.
                                      Government Purpose, Series B, Floating
                                      Rate, 12/01/30                                        $   885,000  $             $     885,000
 730,000                  730,000     Washington State Housing Finance,
                                      Floating Rate, 07/01/11                                   730,000                      730,000
                                                                                            -----------  ------------  -------------
                                                                                            $ 1,615,000  $             $   1,615,000
                                                                                            -----------  ------------  -------------
                                      Municipal  Medical                         25.9%
             1,400,000   1,400,000    Alabama Special Care Facility Financing
                                      Authority Montgomery Hospital Revenue,
                                      Floating Rate, 04/01/15                               $            $  1,400,000  $   1,400,000
             1,200,000   1,200,000    Blount County Tennessee Health Ederly &
                                      Housing Facilty Board Revenue, Floating
                                      Rate, 01/01/19                                                        1,200,000      1,200,000
             3,200,000   3,200,000    Broward County Florida Elderly Facility
                                      Authority Revenue, Floating Rate, 04/01/24                            3,200,000      3,200,000
             2,500,000   2,500,000    Chattanooga Tennessee Health Elderly &
                                      Housing Facilty Board Revenue, Floating
                                      Rate, 01/01/23                                                        2,500,000      2,500,000
             1,600,000   1,600,000    Colorado Health Facility Authority
                                      Revenue, Floating Rate, 05/15/20                                      1,600,000      1,600,000
             5,000,000   5,000,000    Connecticut State Health & Elderly
                                      Facility Authority Revenue, Floating
                                      Rate, 07/01/29                                                        5,000,000      5,000,000
             1,000,000   1,000,000    Connecticut State Health & Elderly
                                      Facility Authority Revenue, Floating
                                      Rate, 07/01/36                                                        1,000,000      1,000,000
             1,300,000   1,300,000    Idaho Health Facility Authority Revenue,
                                      Floating Rate, 07/01/30                                               1,300,000      1,300,000
             1,000,000   1,000,000    Macon-Bibb County Georgia Hospital
                                      Authority Revenue, Floating Rate, 05/01/30                            1,000,000      1,000,000
1,605,000                1,605,000    Maryland State Health and Higher
                                      Educational Facilities Authority Revenue,
                                      Floating Rate, 04/01/31                                 1,605,000                    1,605,000
             3,600,000   3,600,000    Missouri State Health & Elderly Facility
                                      Authority Revenue, Floating Rate, 06/01/22                            3,600,000      3,600,000
             2,900,000   2,900,000    New Jersey State Elderly Facility
                                      Authority Revenue, Floating Rate, 07/01/21                            2,900,000      2,900,000
             2,000,000   2,000,000    Port City Medical Clinic Board Mobile
                                      Alabama Revenue, Floating Rate, 02/01/25                              2,000,000      2,000,000
             2,925,000   2,925,000    Sarasota County Florida Public Hospital
                                      Board Revenue, Floating Rate, 07/01/37                                2,925,000      2,925,000
             2,000,000   2,000,000    University North Carolina Hospital Capel
                                      Hill Revenue, Floating Rate, 08/31/05                                 2,000,000      2,000,000
             3,000,000   3,000,000    Utah State Series F, 5.50% 07/01/05                                   3,052,875      3,052,875
             1,535,000   1,535,000    Vermont State Series A, 1.10% 02/01/05                                1,535,000      1,535,000
             4,400,000   4,400,000    Washington State Series 96B, Floating
                                      Rate, 06/01/20                                                        4,400,000      4,400,000
             2,000,000   2,000,000    Washington Suburban San District
                                      Maryland, Floating Rate, 06/01/23                                     2,000,000      2,000,000
             1,000,000   1,000,000    Washington Suburban San District
                                      Maryland, Floating Rate, 06/01/23                                     1,000,000      1,000,000
1,700,000                1,700,000    Wisconsin State Health and Educational
                                      Facilities Authority, Floating Rate,
                                      01/01/19                                                1,700,000                    1,700,000
                                                                                            -----------  ------------  -------------
                                                                                            $ 3,305,000  $ 43,612,875  $  46,917,875
                                                                                            -----------  ------------  -------------
                                      Municipal  Multiple Family Housing          7.9%
             1,500,000   1,500,000    Alabama Housing Finance Authority
                                      Multifamily Housing Revenue, Floating
                                      Rate, 06/15/26                                        $            $  1,500,000  $   1,500,000
2,000,000                2,000,000    Alaska State Housing Finance Corp.
                                      Development, Series B, Floating Rate,
                                      12/01/30                                                2,000,000                    2,000,000

             1,000,000   1,000,000    Cobb County Georgia Housing Authority
                                      Multifamily Housing Revenue, Floating
                                      Rate, 06/01/25                                                        1,000,000      1,000,000
2,000,000                2,000,000    Louisiana Public Facilities Authority
                                      Revenue, Floating Rate, 06/15/31                        2,000,000                    2,000,000
2,490,000                2,490,000    Marietta Georgia Housing Authority
                                      Multifamily Revenue, Floating Rate,
                                      01/15/09                                                2,490,000                    2,490,000
             1,915,000   1,915,000    Orange County Florida Housing Finance
                                      Authority Multifamily Revenue, Floating
                                      Rate, 06/01/25                                                        1,915,000      1,915,000
             3,450,000   3,450,000    Phoenix Arizona Industrial Development
                                      Authority Multifamily Housing Revenue,
                                      Floating Rate, 10/01/29                                               3,450,000      3,450,000
                                                                                            -----------  ------------  -------------
                                                                                            $ 6,490,000  $  7,865,000  $  14,355,000
                                                                                            -----------  ------------  -------------
                                      Municipal  Pollution                       11.1%
1,000,000                1,000,000    Apache County Arizona Industrial
                                      Development Authority, Floating Rate,
                                      12/15/18                                              $ 1,000,000  $             $   1,000,000
             1,900,000   1,900,000    Appling County Georgia Development
                                      Authority Pollution Control Revenue,
                                      Floating Rate, 09/01/29                                               1,900,000      1,900,000
1,000,000                1,000,000    Burke County Georgia Development
                                      Authority Pollution Control Revenue,
                                      Floating Rate, 09/01/30                                 1,000,000                    1,000,000
             1,400,000   1,400,000    Burke County Georgia Development
                                      Authority Pollution Control Revenue,
                                      Floating Rate, 01/01/20                                               1,400,000      1,400,000
             4,500,000   4,500,000    Burke County Georgia Development
                                      Authority Pollution Control Revenue,
                                      Floating Rate, 01/01/18                                               4,500,000      4,500,000
2,780,000                2,780,000    Clark County Kentucky Pollution Control
                                      Revenue, Floating Rate, 10/15/14                        2,780,000                    2,780,000
             2,000,000   2,000,000    Mobile Alabama Industrial Development
                                      Board Pollution Control Revenue,
                                      Floating Rate, 08/01/17                                               2,000,000      2,000,000
             1,000,000   1,000,000    Monroe County Georgia Development
                                      Authority Pollution Control Revenue,
                                      Floating Rate, 01/01/20                                               1,000,000      1,000,000
2,035,000                2,035,000    Sabine River Industrial Development
                                      Authority Texas, Floating Rate, 08/15/14                2,035,000                    2,035,000
             2,500,000   2,500,000    Gulf Coast Waste Disposal Authority Texas
                                      Pollution Control Revenue, Floating Rate,
                                      10/01/24                                                              2,500,000      2,500,000
                                                                                            -----------  ------------  -------------
                                                                                            $ 6,815,000  $ 13,300,000  $  20,115,000
                                                                                            -----------  ------------  -------------
                                      Municipal Transportation                    2.8%
1,700,000                1,700,000    Jackson-Union Counties Illinois
                                      Regulation, Floating Rate, 04/01/24                   $ 1,700,000  $             $   1,700,000
             1,000,000   1,000,000    Kansas State Department Transit Highway
                                      Revenue, Floating Rate, 09/01/20                                      1,000,000      1,000,000
             2,350,000   2,350,000    Kansas State Department Transit Highway
                                      Revenue, Floating Rate, 09/01/20                                      2,350,000      2,350,000
                                                                                            -----------  ------------  -------------
                                                                                            $ 1,700,000  $  3,350,000  $   5,050,000
                                                                                            -----------  ------------  -------------
                                      Municipal Water                             1.1%
             1,000,000   1,000,000    Massachusetts State Water Resource
                                      Authority, Floating Rate, 08/01/20                                    1,000,000      1,000,000
 990,000                  990,000     Oklahoma State Water Resource, Floating
                                      Rate, 10/01/34                                            990,000                      990,000
                                                                                            -----------  ------------  -------------
                                                                                            $   990,000  $  1,000,000  $   1,990,000
                                                                                            -----------  ------------  -------------
                                      Municipal Utilities                         3.4%
             1,110,000   1,110,000    Des Moines Iowa Metroplitan Waste Water
                                      Reclamation Authority Sewer Revenue
                                      3.0% 06/01/05                                         $            $  1,115,473  $   1,115,473
             5,000,000   5,000,000    Municipal Electric Authority Georgia,
                                      Floating Rate, 01/01/20                                               5,000,000      5,000,000
                                                                                            -----------  ------------  -------------
                                                                                            $            $  6,115,473  $   6,115,473
                                                                                            -----------  ------------  -------------

                                                                                            -----------  ------------  -------------
                                      Total Government                                       36,890,000   140,580,042    177,470,042
                                                                                            -----------  ------------  -------------
                                      TOTAL MUNICIPAL BONDS                                 $36,890,000  $140,580,042  $ 177,470,042
                                                                                            -----------  ------------  -------------
  Shares      Shares       Shares
                                      MUTUAL FUNDS                                0.1%
              248,511     248,511     Aim Tax Free Fund                                     $            $    248,511  $     248,511
                                                                                            -----------  ------------  -------------
                                      Total Mutual Funds                                    $            $    248,511  $     248,511
                                                                                            -----------  ------------  -------------

                                                                                            -----------  ------------  -------------
                                      TOTAL INVESTMENTS IN SECURITIES            98.2%      $36,890,000  $140,828,553  $ 177,718,553
                                                                                            -----------  ------------  -------------

                                                                                            -----------  ------------  -------------
                                      OTHER ASSETS AND LIABILITIES                1.8%      $ 2,941,441  $    253,197  $   3,194,638
                                                                                            -----------  ------------  -------------
                                      TOTAL NET ASSETS                          100.0%      $39,831,441  $141,081,750  $ 180,913,191
                                                                                            -----------  ------------  -------------
                                      Total Investment at Cost                              $36,890,000  $140,828,553  $ 177,718,553
                                                                                            -----------  ------------  -------------

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consumation of the merger no securities would need to be sold in order for Pioneer Tax Free Money Market Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.


         The accompanying notes are an integral part of these pro forma financial statements.

Pioneer Tax Free Money Market Fund
Pro Forma Statement of Assets and Liabilities
December 31, 2004 (unaudited)

                                                                Pioneer Tax   AmSouth Tax
                                                                Free Money    Exempt Money      Pro Forma        Pro Forma
                                                                Market Fund   Market Fund      Adjustments        Combined
                                                                -----------   ------------     -----------       ---------
ASSETS:
    Investment in securities, at value (Cost $36,890,000        $36,890,000   $140,828,553   $                  $177,718,553
          and $140,828,553, respectively)
    Cash                                                          2,766,878                                        2,766,878
    Receivables -
       Investment securities sold                                   235,727                                          235,727
       Fund shares sold                                             150,000                                          150,000
       Interest and Dividends                                        97,111        440,571                           537,682
       Due from Pioneer Management, Inc.                              6,447          1,294                             7,741
    Other                                                            22,753         55,842                            78,595
                                                                -----------   ------------                      ------------
          Total assets                                          $40,168,916   $141,326,260   $                  $181,495,176
                                                                -----------   ------------                      ------------

LIABILITIES:
    Payables -
       Fund shares repurchased                                  $   286,845   $    132,336   $                  $    419,181
    Due to affiliates                                                13,782                                           13,782
    Accrued expenses                                                  3,339        112,174                           115,513
    Other                                                            33,509                                           33,509
                                                                -----------   ------------                      ------------
          Total liabilities                                     $   337,475   $    244,510   $                  $    581,985
                                                                -----------   ------------                      ------------

NET ASSETS:
    Paid-in capital                                             $39,831,441   $141,081,750   $                  $180,913,191
                                                                -----------   ------------                      ------------
          Total net assets                                      $39,831,441   $141,081,750   $                  $180,913,191
                                                                ===========   ============                      ============

OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
    Class A                                                         316,963     32,558,360                        32,875,323
                                                                ===========   ============                      ============
    Class I                                                               -    108,829,910    (108,829,910)(a)
                                                                ===========   ============                      ============
    Investor Class                                               39,514,478              -                        39,514,478
                                                                ===========   ============                      ============
    Class Y                                                               -                    108,829,910 (a)   108,829,910
                                                                ===========   ============                      ============

NET ASSET VALUE PER SHARE:
    Class A                                                     $      1.00   $       1.00   $                  $       1.00
                                                                ===========   ============                      ============
    Class I                                                               -           1.00
                                                                ===========   ============                      ============
    Investor Class                                              $      1.00   $              $                  $       1.00
                                                                ===========   ============                      ============
    Class Y                                                     $         -   $              $                  $       1.00
                                                                ===========   ============                      ============

(a) Class A and Class I shares of AmSouth Tax Exempt Money Market Fund are exchanged for Class A and newly created Class Y shares of Pioneer Tax Free Money Market Fund, to be established upon consummation of the merger. Initial per share values of Class Yshares shares are presumed to equal that of Class A shares.

Pioneer Tax Free Money Market Fund
Pro Forma Statement of Operations
For the Year Ended December 31, 2004
(unaudited)

                                                                Pioneer Tax   AmSouth Tax
                                                                Free Money    Exempt Money     Pro Forma      Pro Forma
                                                                Market Fund   Market Fund     Adjustments      Combined
                                                                -----------   ------------    -----------     ---------
INVESTMENT INCOME:
     Interest                                                     $706,034     $1,762,725    $               $2,468,759
                                                                  --------     ----------                    ----------
              Total investment income                             $706,034     $1,762,725    $               $2,468,759
                                                                  --------     ----------                    ----------

EXPENSES:
     Management fees                                              $287,194     $  598,148    $ (16,526)(c)   $  868,816
     Transfer agent fees and expenses                                              19,918      (19,918)(c)            -
        Class A                                                                                 18,146 (c)       18,146
        Investor Class                                              33,705                                       33,705
        Class Y                                                                                 11,724 (c)       11,724
     Shareholder Servicing fees
        Class A                                                                    77,141      (77,141)(c)            -
        Class I                                                                   178,021     (178,021)(c)            -
     Distribution fees
        Class A                                                          3              -       45,364 (c)       45,367
        Class I                                                          -              -                             -
     Administrative expenses                                        50,943        333,626     (300,183)(c)       84,386
     Custodian fees                                                  9,929         41,123       31,580 (c)       82,632
     Registration fees                                              26,870          9,712                        36,582
     Professional fees                                              28,788         29,935      (29,935)(a)       28,788
     Printing expense                                                3,466         12,674                        16,140
     Fees and expenses of nonaffiliated trustees                     4,046          5,820       (5,820)(a)        4,046
     Miscellaneous                                                  10,197         15,120                        25,317
                                                                  --------     ----------                    ----------
           Total expenses                                         $455,141     $1,321,238    $(520,730)      $1,255,649
           Less management fees waived and expenses
              reimbursed by PIM                                    (77,512)      (393,244)     393,244 (b)      (77,512)
                                                                  --------     ----------                    ----------
           Net expenses                                           $377,629     $  927,994     (127,486)      $1,178,137
                                                                  --------     ----------                    ----------
              Net investment income                               $328,405     $  834,731      127,486       $1,290,622
                                                                  --------     ----------                    ----------

(a)  Reflects reduction in expenses due to elimination of duplicate services.

(b) Expense limitation conformed to Pioneer Tax Free Money Market Fund's management contract.

(c) Reflects change in fee structure to conform to Pioneer Tax Free Money Market Fund's management, transfer agent, custody and distribution plan agreements.

           See accompanying notes to pro forma financial statements.

Pioneer Tax Free Money Market Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
12/31/04
(Unaudited)

1.   Description of the Fund

Pioneer Tax Free Money Market Fund (the Fund) is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Safeco Tax Free Money Market Fund. Safeco Tax Free Money Market Fund transferred all of its net assets in exchange for the Fund's Investor Class shares in a one-to-one exchange ratio on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Tax Free Money Market Fund on December 8, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to provide a high level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on basis of liquidity and preservation of capital.

The Trustees have authorized the issuance of two classes of shares of the Fund. After the merger, the Fund will offer three classes of shares - Class A, Investor Class and Class Y shares. Class Y shares are being offered as part of the acquisition. Class A shares were publicly offered on December 11, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Shares of Class A, Investor Class and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A. There is no distribution plan for Investor Class shares and Class Y shares.

2.   Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of AmSouth Tax-Exempt Money Market Fund by the Fund, as if such acquisition had taken place as of January 1, 2004.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and AmSouth Tax-Exempt Money Market Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of AmSouth Tax-Exempt Money Market Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and AmSouth Tax-Exempt Money Market Fund have been combined as of and for the most recent fiscal year ended December 31, 2004. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by the Advisors.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and AmSouth Tax-Exempt Money Market Fund included in their annual reports to shareowners dated December 31, 2004 and July 31, 2004, respectively. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the merger took place on January 1, 2004.

3.   Security Valuation

Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

4.   Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at December 31, 2004, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of AmSouth Tax-Exempt Money Market Fund, as of December 31, 2004, divided by the net asset value per share of the Fund's shares as of December 31, 2004. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2004:

----------------------------------------------------------------------------------
                       Shares of      Additional Shares   Total Outstanding Shares
                       The Fund        Assumed Issued         Post-Combination
  Class of Shares   Pre-Combination   In Reorganization
----------------------------------------------------------------------------------
Class A             316,963           32,558,360          32,875,323
----------------------------------------------------------------------------------
Investor Class      39,514,478        -                   39,514,478
----------------------------------------------------------------------------------
Class Y             -                 108,829,910         108,829,910
----------------------------------------------------------------------------------

5.   Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The identified cost of investments for these Funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

                                     PART C

                                OTHER INFORMATION
                             PIONEER SERIES TRUST II
                            (on behalf of its series,
                      Pioneer Growth Opportunities Fund and
                       Pioneer Tax Free Money Market Fund)

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Series Trust II (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment company Act of 1940 (File Nos. 333-110037 and 811-21460) as filed with the Securities and Exchange Commission on April 22, 2005 (Accession No. 0001016964-05-000146), which information is incorporated herein by reference.

ITEM 16. EXHIBITS


(1)(a)         Agreement and Declaration of Trust                                             (1)

(1)(b)         Amendment to Agreement and Declaration of Trust to establish additional        (3)
               series

(2)            By-Laws                                                                        (2)

(3)            Not applicable

(4)            Form of Agreement and Plan of Reorganization                                   (7)

(5)            Reference is made to Exhibits (1) and (2) hereof

(6)(a)         Management Contract for Pioneer Tax Free Money Market Fund                     (5)

(6)(b)         Management Contract for Pioneer Growth Opportunities Fund                      (5)

(6)(c)         Expense Limitation Agreement for Investor Class shares of Pioneer
               Tax Free (4) Money Market Fund and Pioneer Growth Opportunities Fund

(6)(d)         Expense Limitation Agreement for Class A, B and C shares of Pioneer Growth     (5)
               Opportunities Fund

(7)(a)         Underwriting Agreement with Pioneer Funds Distributor, Inc.                    (6)

(7)(b)         Dealer Sales Agreement                                                         (6)

(8)            Not applicable

(9)            Custodian Agreement with Brown Brothers Harriman & Co.                         (6)

(10)(a)        Class A 12b-1 Distribution Plan for Pioneer Tax Free Money Market Fund         (6)

(10)(b)        Class A 12b-1 Distribution Plan for Pioneer Growth Opportunities Fund          (6)

(10)(c)        Class B 12b-1 Distribution Plan for Pioneer Tax Free Money Market Fund         (6)

(10)(d)        Class B 12b-1 Distribution Plan for Pioneer Growth Opportunities Fund          (6)

(10)(e)        Class C 12b-1 Distribution Plan for Pioneer Tax Free Money Market Fund         (6)

(10)(f)        Class C 12b-1 Distribution Plan for Pioneer Growth Opportunities Fund          (6)

(10)(g)        Class R 12b-1 Distribution Plan for Pioneer Tax Free Money Market Fund         (6)

(10)(h)        Class R 12b-1 Distribution Plan of Pioneer Growth Opportunities Fund           (6)

(10)(i)        Class R Service Plan for Pioneer Tax Free Money Market Fund                    (6)

(10)(j)        Class R Service Plan for Pioneer Growth Opportunities Fund                     (6)

(10)(k)        Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Tax Free Money Market   (6)
               Fund

(10(l)         Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Growth Opportunities    (6)
               Fund

(11)           Opinion of Counsel (legality of securities being offered)                      (7)

(12)           Form of opinion as to tax matters and consent                                  (7)

(13)(a)        Investment Company Service Agreement with Pioneering Services Corporation      (6)

(13)(b)        Administration Agreement with Pioneer Investment Management, Inc.              (6)

(13)(c)        Form of Services Agreement for Class Y Shares                                  (8)

(14)           Consents of Independent Registered Public Accounting Firm                      (*)

(15)           Not applicable

(16)           Powers of Attorney                                                             (6)

(17)(a)        Code of Ethics                                                                 (6)

(17)(b)        Form of Proxy Cards                                                            (7)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-110037; 811-21460), as filed with the Securities and Exchange Commission on October 28, 2003 (Accession no. 0001265389-03-000007).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-110171), as filed with the Securities and Exchange Commission on October 31, 2003 (Accession no. 0001265389-03-000010).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-118444), as filed with the Securities and Exchange Commission on August 20, 2004 (Accession no. 0001145443-04-001274).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-110037; 811-21460), as filed with the Securities and Exchange Commission on December 8, 2004 (Accession no. 0001016964-04-000490).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-110037; 811-21460), as filed with the Securities and Exchange Commission on December 13, 2004 (Accession no. 0001016964-04-000499).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-110037; 811-21460), as filed with the Securities and Exchange Commission on April 22, 2005 (Accession no. 0001016964-05-000146).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-126374), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession no. 0001145443-05-001514).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-126374), as filed with the Securities and Exchange Commission on August 19, 2005 (Accession no. 0001145443-05-001827).

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(5) The undersigned Registrant hereby undertakes to file a post-effective amendment to this Registration Statement on Form N-14 containing revised pro forma financial statements, together with an updated consent of the Independent Registered Public Accounting Firm of each of the Registrant and the acquired funds, which pro forma financial statements shall set forth separately, in the pro forma Statement of Operations, Rule 12b-1 and non-Rule 12b-1 fees. Such post-effective amendment will be filed no later than the date on which the proxy statement and prospectus relating to the reorganization contemplated by this Registration Statement is mailed to shareholders. At the time of filing, the pro forma financial statements and all other financial information that is made part of this N-14 will be current for purposes of Rule 3-18 of Regulation S-X.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 22nd day of August, 2005.

                                       Pioneer Series Trust II,
                                       on behalf of its series,
                                       Pioneer Growth Opportunities Fund
                                       Pioneer Tax Free Money Market Fund

                                       By: /s/ Osbert M. Hood
                                       ------------------------------------
                                       Osbert M. Hood
                                       Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                               Date
/s/ John F. Cogan, Jr.                Chairman of the Board, Trustee,     August 22, 2005
---------------------------           and President
John F. Cogan, Jr.

/s/ Vincent Nave                      Chief Financial Officer,            August 22, 2005
---------------------------           Principal Accounting Officer, and
Vincent Nave                          Treasurer

         *
---------------------------
Mary K. Bush                          Trustee

         *
---------------------------
David R. Bock                         Trustee

         *
---------------------------
Margaret B.W. Graham                  Trustee

/s/ Osbert M. Hood                    Trustee                             August 22, 2005
---------------------------
Osbert M. Hood

         *
---------------------------
Marguerite A. Piret                   Trustee

         *
---------------------------
Steven K. West                        Trustee

         *
---------------------------
John Winthrop                         Trustee

*  By: /s/ Osbert M. Hood                                                 August 22, 2005
       -------------------------------
       Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.       Description
(14)              Consents of Independent Registered Public Accounting Firm